Summary of Material Accounting Policies - Summary of Depreciation and amortisation are calculated on a straight-line basis over the estimated useful lives of the assets (Detail)	12 Months Ended
Mar. 31, 2026
Plant and equipment (solar rooftop projects)
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Plant and equipment (solar rooftop projects) | Bottom of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Plant and equipment (solar rooftop projects) | Top of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Plant and equipment (solar power projects)
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	35 years
Plant and equipment (wind power projects)
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Plant and equipment (hydro power projects) | Bottom of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Plant and equipment (hydro power projects) | Top of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	45 years
Plant and equipment (shared transmission line)
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	35 years
Plant and equipment (cell and module manufacturing)
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Plant and equipment (others) | Bottom of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Plant and equipment (others) | Top of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	18 years
Office equipment
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture and fixtures
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Computers
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Computer Servers
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years
Computer software | Bottom of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Computer software | Top of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Other Intangible assets
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer contracts
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	25 years
Customer relationship
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Development rights
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	25 years
Carbon credit rights
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Leasehold improvements
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Building (Temporary structure)
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Building (other than Temporary structure)
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years